Debt - Schedule of Senior Unsecured Notes and Term Loans Payable (Parenthetical) (Details) - Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Unsecured Seven Year Term Loan
Debt Instrument [Line Items]
Adjustment to floating rate		0.10%
Credit spread (as a percent)	1.20%	1.35%
Number of agreements		7
Unsecured Eleven Year Term Loan
Debt Instrument [Line Items]
Credit spread (as a percent)	1.20%	1.25%
Number of agreements	10	11
Unsecured Five Year Term Loan
Debt Instrument [Line Items]
Adjustment to floating rate		0.10%